OTHER EXPENSE (INCOME) (Tables)	12 Months Ended
Dec. 31, 2019
Other Operating Income (Expense) [Abstract]
Operating expense (income)

For the years ended December 31	2019	2018
Other Expense:
Litigation[1]	26	68
Write-offs[2]	3	51
Bulyanhulu reduced operations program costs[3]	24	29
Bank charges	16	22
Insurance payment to Porgera JV	—	13
Acacia transaction costs[4]	18	—
Tanzania - other	11	11
Other	28	28
Total other expense	$126	$222
Other Income:
Gain on sale of long-lived assets[5]	($441)	($68)
Remeasurement of Turquoise Ridge to fair value[6]	(1,886)	—
Remeasurement of silver sale liability[7]	(628)	—
Lumwana customs duty and indirect taxes settlement[8]	(216)	—
Peru tax disputes settlement	(18)	—
Insurance proceeds related to Kalgoorlie	—	(24)
Interest Income	(20)	(22)
Other	(17)	(18)
Total other income	($3,226)	($132)
Total	($3,100)	$90

[1]	2018 primarily consists of Tanzania legal fees, and a settlement dispute regarding a historical supplier contract acquired as part of the Equinox acquisition in 2011.

[2]	2018 primarily relates to a $43 million write-off of a Western Australia long-term stamp duty receivable.

[3]	Primarily relates to care and maintenance costs.

[4]	Incurred by Acacia Mining Plc.

[5]	2019 includes a gain of $408 million from the sale of Kalgoorlie (refer to note 4). 2018 includes a gain of $45 million from the sale of a royalty asset at Acacia.

[6]	Refer to note 4 for further details.

[7]	Refer to note 29 for further details.

[8]	Refer to note 3 for further details.